Trade and Other Current Payables - Summary of Trade and Other Current Payables (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]	Jan. 01, 2016
Trade And Other Payables [Line Items]
Payables for energy purchases	$ 320,238	$ 295,503				$ 200,829
Total payables for energy purchases	383,964	385,843				$ 367,684
Finance cost	869,535	773,157	[1]	$ 588,742
Fines and Complaints [Member]
Trade And Other Payables [Line Items]
Finance cost	$ 65,398	$ 69,971

[1]	As Restated